GOING CONCERN (Detail Textuals) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Going Concern [Abstract]
Net loss	$ (951,191)	$ (1,370,126)	$ (1,306,361)	$ (344,883)	$ (424,789)	$ (556,903)	$ (3,627,678)	$ (1,326,575)	$ (2,172,176)	$ (2,343,491)
Accumulated deficit	$ (8,438,434)						$ (8,438,434)		$ (4,810,756)	$ (2,638,580)